INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 11:-	INCOME TAXES

a.	Taxes on income (Income tax benefits) are comprised as follows:

	Year ended
	December 31,
	2014	2013	2012

Deferred tax benefit	$(224)	$(432)	$(321)
Current taxes	958	376	112

	$734	$(56)	$(209)

Domestic	$140	$(6)	$201
Foreign	594	(50)	(410)

	$734	$(56)	$(209)
Domestic taxes:
Current	$140	$(6)	$201
Deferred	-	-	-

	140	(6)	201
Foreign taxes:
Current	818	382	(89)
Deferred	(224)	(432)	(321)

	594	(50)	(410)

Income taxes (income tax benefits)	$734	$(56)	$(209)

The components of income (loss) before taxes on income attributable to domestic and foreign operations are as follows:

	Year ended
	December 31,
	2014	2013	2012

Domestic	$(2,540)	$(688)	$1,147
Foreign	1,582	3	130

	$(958)	$(685)	$1,277

b.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	December 31,
	2014	2013	2012
Income (loss) before taxes, as reported in the consolidated statements of income	$(958)	$(685)	$1,277

Statutory tax rate	26.5%	25%	25%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$(254)	$(171)	$319
Tax adjustment in respect of different tax rate of foreign subsidiaries	112	(6)	21
Non-deductible expenses and other permanent differences	496	226	233
Losses and timing differences for which valuation allowance was provided	288	760	934
Utilization of tax losses for which valuation allowance was provided for in prior years	(52)	(816)	(1,538)
Other	144	(49)	(178)

Actual taxes on income (income tax benefit)	$734	$(56)	$(209)

c.	Israeli taxation:

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2012 - 25%, 2013 - 25%, 2014 - 26.5%.

The Company and its Israeli subsidiaries have not received final tax assessments since incorporation. However, in accordance with the Israeli tax laws, tax returns submitted up to and including the 2010 tax year can be regarded as final.

Tax loss carryforward:

The Company's tax loss carryforwards were approximately $41,600 as of December 31, 2014. Such losses can be carried forward indefinitely to offset future taxable income of the Company.

d.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The U.S. tax returns of Attunity Inc. and RepliWeb Inc. remain subject to examination by the U.S. tax authorities for the tax years 2011-2013, and 2008- 2013 respectively.

e.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2014	2013

Net operating loss carry forwards	$12,590	$11,645
Temporary differences related to research and development expenses	1,865	1,631
Temporary differences related to accrued employee costs	378	590
Deferred revenue and other	706	554
Total deferred tax asset before valuation allowance	15,539	14,420
Less - valuation allowance	(14,834)	(13,836)

Deferred tax asset	705	584

Deferred tax liability - Intangible assets and other	(68)	(171)

Deferred tax assets, net	$637	$413

Domestic	-	-

Foreign:
Current deferred tax asset, net	181	148
Non-current deferred tax asset, net	456	265

	637	413

	$637	$413

Current deferred tax asset is included within other current accounts receivable and prepaid expenses on the balance sheet. Non-current deferred tax asset, net is included within other assets on the balance sheet.

The Company has provided valuation allowances in respect of deferred tax assets resulting from tax loss carry forwards and other temporary differences in Israel and in several of its subsidiaries. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry forwards and other temporary differences will not be realized in the foreseeable future.

The net change in the valuation allowance primarily relates to increase in deferred taxes on net operating losses for which full valuation allowance was recorded.

ASC No. 718 prohibits recognition of a deferred tax asset for excess tax benefits due to stock option exercises that have not yet been realized through a reduction in income tax payable. All net operating loss carry forwards relate to excess tax deductions from stock options which have not yet been realized. Such unrecognized deferred tax benefits will be accounted for as a credit to additional paid-in-capital, if and when realized.

f.	Accounting for uncertainty in income taxes:

A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2014	2013

Opening balance	$103	$201
Additions for prior years' tax position	10	26
Reduction of prior years' tax position due to lapse of statute of limitation	(20)	(124)

Closing balance	$93	$103

Included in accrued expenses and other current liabilities	$39	$21

Included in other long term liabilities	$54	$82

As of December 31, 2014, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

During the years ended December 31, 2014 and 2013, the Company recorded $10 and $26 for interest expense related to uncertain tax positions, respectively. As of December 31, 2014 and 2013, the Company had accrued interest liability related to uncertain tax positions in the amounts of $39 and $48, respectively, which is included in the liability balance. In the next 12 months, the statute of limitations with respect to the 2010 tax year will lapse, which will impact the unrecognized tax position liability balance with respect to the 2010 tax year.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. However, the final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.